CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares		Dec. 31, 2020		May 29, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	[1]	$ 0.0001			$ 0.0001
Common stock, authorized (in shares)	[1]	400,000,000			400,000,000
Common stock, issued (in shares)	[1]	59,901,306			345,431
Common stock, outstanding (in shares)		59,901,306	[1]	50,160,042	323,328	[1]

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.